Consolidated Subsidiaries - Summary of Cash Dividends Received from Subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsidiaries
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	₩ 2,052,586	₩ 407,308	₩ 3,575,130
Korea Hydro & Nuclear Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	368,513	0	1,560,120
Korea South-East Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	248,509	0	340,710
Korea Midland Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	146,365	0	291,558
Korea Western Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	235,121	0	344,756
Korea Southern Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	202,465	0	293,027
Korea East-West Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	304,086	0	300,436
KEPCO Engineering & Construction Company, Inc.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	19,474	10,039	7,114
KEPCO Plant Service & Engineering Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	56,669	49,529	29,952
KEPCO Nuclear Fuel Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	30,096	20,976	15,178
KEPCO KDN Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	140,262	0	185,549
KEPCO Solar Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	4,037	5,021	16,023
KEPCO MCS Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	15,353
KEPCO International HongKong Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	6,305	7,753	5,962
KEPCO Philippines Corporation
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	1,386
KEPCO Ilijan Corporation
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	41,234	1,298
KEPCO Philippines Holdings Inc.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	33,324	44,557	24,246
KOSPO Australia Pty., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	4,640	0	12,558
KEPCO Netherlands B.V.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	10,692	4,638	3,124
Qatrana Electric Power Company
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	1,931	1,056	6,511
Tamra Offshore Wind Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	3,863
KEPCO Netherlands S3 B.V.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	2,477
PT. KOMIPO Pembangkitan Jawa Bali
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	493	603	578
PT. EWP Indonesia
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	9,555	12,673
Gyeongju Wind Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	6,300
KOSPO Power Services Ltda.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	1,201
KEPCO Netherlands J3 B.V.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	8,820	13,144
PT. Cirebon Power Service
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	256	0
Chitose Solar Power Plant LLC
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	273	1,882	1,386
Fujeij Wind Power Company
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	8,563	6,047
KOSPO Jordan LLC
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	7,901	6,089
EWP America Inc.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	1,039	0
KOWEPO Lao International
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	3,631	0
KEPCO Neimenggu International Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	90,439	11,393	4,058
KST Electric Power Company, S.A.P.I. de C.V.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	1,239	34,146	3,145
KOMIPO Global Pte Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	58,780	0	31,066
KOSPO Australia Pty., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	53,148	0	0
Changjuk Wind Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	365	0	4,015
EWP Barbados 1 SRL
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	12,987
KEPCO Energy Service Company
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	556	310	629
Chile Solar JV SpA
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	1,127
KEPCO ES Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	6,100	3,180	9,480
Haenanum Energy Fund
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	897	443	0
KEPCO International Philippines Inc.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	96,843	0
KOSEP Australia Pty., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	33,940	0
KOSPO Youngnam Power [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	7,040	0	0
PT KOMIPO Energy Indonesia [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	493	0	0
KOMIPO Vanphong Power Service LLC [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	10,385	0	0
Energy New Industry Specialized Investment Private Investment Trust [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	₩ 9,889	₩ 0	₩ 0